United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07797

SUNAMERICA FOCUSED SERIES, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Address of principal executive offices)(Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

Item 1. Schedule of Investments.

Focused Equity Strategy Portfolio@

Portfolio of Investments — January 31, 2010 — (unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.4%
Domestic Equity Investment Companies — 90.7%
SunAmerica Equity Funds SunAmerica Value Fund, Class A	1,029,159	$11,001,711
SunAmerica Focused Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,016,160	9,958,367
SunAmerica Focused Series, Inc. Focused Growth and Income Portfolio, Class A†	904,724	11,119,064
SunAmerica Focused Series, Inc. Focused Growth Portfolio, Class A†	1,021,319	20,957,474
SunAmerica Focused Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	1,478,981	23,101,686
SunAmerica Focused Series, Inc. Focused Small-Cap Growth Portfolio, Class A†	3,593,519	42,978,487
SunAmerica Focused Series, Inc. Focused Small-Cap Value Portfolio, Class A	3,439,225	42,955,922
SunAmerica Focused Series, Inc. Focused Technology Portfolio, Class A†	2,062,257	11,589,883
SunAmerica Focused Series, Inc. Focused Value Portfolio, Class A†	1,480,763	20,493,761
Total Domestic Equity Investment Companies (cost $188,348,239)		194,156,355
Fixed Income Investment Companies — 4.4%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	289,534	3,393,334
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	622,065	5,978,044
Total Fixed Income Investment Companies (cost $9,545,334)		9,371,378
International Equity Investment Companies — 5.3%
SunAmerica Equity Funds SunAmerica International Equity Fund, Class A (cost $15,488,839)	994,504	11,218,005
Total Long-Term Investment Companies (cost $213,382,412)(1)	100.4%	214,745,738
Liabilities in excess of other assets	(0.4)	(781,831)
NET ASSETS	100.0%	$213,963,907

†	Non-income producing security
#	See Note 3
@

The Focused Equity Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Affiliated Investment Companies:
Domestic Equity Investment Companies	$194,156,355	$—	$—	$194,156,355
Fixed Income Investment Companies	9,371,378	—	—	9,371,378
International Equity Investment Companies	11,218,005	—	—	11,218,005
Total	$214,745,738	$—	$—	$214,745,738

See Notes to Portfolio of Investments

Focused Multi-Asset Strategy Portfolio@

Portfolio of Investments — January 31, 2010 — (unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.4%
Alternative Strategies Investment Companies — 19.0%
SunAmerica Specialty Series SunAmerica Alternative Strategies Fund, Class A (cost $82,080,152)	8,207,275	$82,811,402
Domestic Equity Investment Companies — 39.5%
SunAmerica Equity Funds SunAmerica Value Fund, Class A	2,129,282	22,762,020
SunAmerica Focused Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	1,287,636	20,112,868
SunAmerica Focused Series, Inc. Focused Small-Cap Growth Portfolio, Class A†	2,567,430	30,706,462
SunAmerica Focused Series, Inc. Focused Small-Cap Value Portfolio, Class A	2,496,303	31,178,824
SunAmerica Focused Series, Inc. Focused StarALPHA Portfolio, Class A	5,193,859	45,550,143
SunAmerica Focused Series, Inc. Focused Technology Portfolio, Class A†	3,961,437	22,263,273
Total Domestic Equity Investment Companies (cost $226,401,663)		172,573,590
Fixed Income Investment Companies — 20.6%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	2,807,862	32,908,144
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	13,900,143	45,592,470
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,188,239	11,418,974
Total Fixed Income Investment Companies (cost $91,025,362)		89,919,588
International Equity Investment Companies — 21.3%
SunAmerica Equity Funds SunAmerica International Equity Fund, Class A	4,072,225	45,934,692
SunAmerica Equity Funds SunAmerica International Small-Cap Fund, Class A	5,859,826	47,112,998
Total International Equity Investment Companies (cost $93,798,423)		93,047,690
Total Long-Term Investment Companies (cost $493,305,600)(1)	100.4%	438,352,270
Liabilities in excess of other assets	(0.4)	(1,877,242)
NET ASSETS	100.0%	$436,475,028

†	Non-income producing security
#	See Note 3
@

The Focused Multi-Asset Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Affiliated Investment Companies:
Alternative Strategic Investment Companies	$82,811,402	$—	$—	$82,811,402
Domestic Equity Investment Companies	172,573,590	—	—	172,573,590
Fixed Income Investment Companies	89,919,588	—	—	89,919,588
International Equity Investment Companies	93,047,690	—	—	93,047,690
Total	$438,352,270	$—	$—	$438,352,270

See Notes to Portfolio of Investments

Focused Balanced Strategy Portfolio@

Portfolio of Investments — January 31, 2010 — (unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.5%
Alternative Strategies Investment Companies — 24.5%
SunAmerica Specialty Series SunAmerica Alternative Strategies Fund, Class A (cost $51,467,262)	5,146,517	$51,928,361
Domestic Equity Investment Companies — 44.5%
SunAmerica Focused Series, Inc. Focused Dividend Strategy Portfolio, Class A	2,080,922	20,393,035
SunAmerica Focused Series, Inc. Focused Growth and Income Portfolio, Class A†	1,173,559	14,423,044
SunAmerica Focused Series, Inc. Focused Growth Portfolio, Class A†	457,031	9,378,268
SunAmerica Focused Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	1,356,881	21,194,475
SunAmerica Focused Series, Inc. Focused Small-Cap Value Portfolio, Class A	1,582,025	19,759,487
SunAmerica Focused Series, Inc. Focused Value Portfolio, Class A†	672,194	9,303,169
Total Domestic Equity Investment Companies (cost $95,187,722)		94,451,478
Fixed Income Investment Companies — 26.9%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	3,900,958	45,719,225
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,185,985	11,397,318
Total Fixed Income Investment Companies (cost $56,072,151)		57,116,543
International Equity Investment Companies — 4.6%
SunAmerica Equity Funds SunAmerica International Equity Fund, Class A (cost $13,340,464)	856,476	9,661,050
Total Long-Term Investment Companies (cost $216,067,599)(1)	100.5%	213,157,432
Liabilities in excess of other assets	(0.5)	(1,001,758)
NET ASSETS	100.0%	$212,155,674

†	Non-income producing security
#	See Note 3
@

The Focused Balanced Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Affiliated Investment Companies:
Alternative Strategic Investment Companies	$51,928,361	$—	$—	$51,928,361
Domestic Equity Investment Companies	94,451,478	—	—	94,451,478
Fixed Income Investment Companies	57,116,543	—	—	57,116,543
International Equity Investment Companies	9,661,050	—	—	9,661,050
Total	$213,157,432	$—	$—	$213,157,432

See Notes to Portfolio of Investments

Focused Fixed Income and Equity Strategy Portfolio@

Portfolio of Investments — January 31, 2010 — (unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 97.7%
Domestic Equity Investment Companies — 30.1%
SunAmerica Focused Series, Inc. Focused StarALPHA Portfolio, Class A (cost $11,538,307)	1,076,106	$9,437,448
Fixed Income Investment Companies — 67.6%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	790,254	9,261,774
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,241,332	11,929,202
Total Fixed Income Investment Companies (cost $20,989,157)		21,190,976
Total Long-Term Investment Companies (cost $32,527,464)(1)	97.7	30,628,424
Other assets less liabilities	2.3	722,032
NET ASSETS	100.0%	$31,350,456

#	See Note 3
@

The Focused Fixed Income and Equity Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Affiliated Investment Companies:
Domestic Equity Investment Companies	$9,437,448	$—	$—	$9,437,448
Fixed Income Investment Companies	21,190,976	—	—	21,190,976
Total	$30,628,424	$—	$—	$30,628,424

See Notes to Portfolio of Investments

Focused Fixed Income Strategy Portfolio@

Portfolio of Investments — January 31, 2010 — (unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 101.7%
Domestic Equity Investment Companies — 5.9%
SunAmerica Focused Series, Inc. Focused StarALPHA Portfolio, Class A (cost $977,328)	123,564	$1,083,654
Fixed Income Investment Companies — 95.8%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	657,302	7,703,575
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	530,840	1,741,156
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	853,086	8,198,158
Total Fixed Income Investment Companies (cost $17,366,126)		17,642,889
Total Long-Term Investment Companies (cost $18,343,454)(1)	101.7%	18,726,543
Liabilities in excess of other assets	(1.7)	(309,084)
NET ASSETS	100.0%	$18,417,459

#	See Note 3
@

The Focused Fixed Income Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Affiliated Investment Companies:
Domestic Equity Investment Companies	$1,083,654	$—	$—	$1,083,654
Fixed Income Investment Companies	17,642,889	—	—	17,642,889
Total	$18,726,543	$—	$—	$18,726,543

See Notes to Portfolio of Investments

Focused Large-Cap Growth Portfolio

Portfolio of Investments — January 31, 2010 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 90.0%
Aerospace/Defense-Equipment — 2.7%
United Technologies Corp.	180,891	$12,206,525
Agricultural Chemicals — 1.3%
Monsanto Co.	80,994	6,145,825
Applications Software — 3.1%
Microsoft Corp.	506,900	14,284,442
Beverages-Non-alcoholic — 3.8%
PepsiCo, Inc.	294,552	17,561,190
Casino Hotels — 0.9%
Wynn Resorts, Ltd.	66,700	4,127,396
Commercial Services-Finance — 3.6%
Visa, Inc., Class A	201,608	16,537,904
Computers — 10.4%
Apple, Inc.†	107,250	20,604,870
Hewlett-Packard Co.	350,817	16,512,956
International Business Machines Corp.	65,800	8,053,262
Research In Motion, Ltd.†	43,315	2,727,113
		47,898,201
Cosmetics & Toiletries — 1.8%
The Procter & Gamble Co.	133,117	8,193,351
Diversified Banking Institutions — 2.9%
JPMorgan Chase & Co.	167,300	6,514,662
The Goldman Sachs Group, Inc.	44,300	6,588,296
		13,102,958
E-Commerce/Products — 1.5%
Amazon.com, Inc.†	56,500	7,085,665
Electronic Components-Semiconductors — 2.8%
Broadcom Corp., Class A†	164,474	4,394,745
Intel Corp.	436,230	8,462,862
		12,857,607
Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.†	119,661	3,354,098
Electronics-Military — 1.1%
L-3 Communications Holdings, Inc.	60,752	5,063,072
Enterprise Software/Service — 2.4%
Oracle Corp.	472,400	10,893,544
Finance-Credit Card — 0.9%
Discover Financial Services	301,700	4,127,256
Finance-Investment Banker/Broker — 0.9%
The Charles Schwab Corp.	226,800	4,148,172
Instruments-Scientific — 2.6%
Thermo Fisher Scientific, Inc.†	253,519	11,699,902
Internet Security — 0.7%
Symantec Corp.†	180,900	3,066,255
Medical Instruments — 1.2%
Medtronic, Inc.	128,900	5,528,521
Medical Products — 1.1%
Baxter International, Inc.	89,500	5,154,305
Medical-Biomedical/Gene — 5.1%
Amgen, Inc.†	77,600	4,538,048
Celgene Corp.†	114,100	6,478,598
Gilead Sciences, Inc.†	256,900	12,400,563
		23,417,209
Medical-Drugs — 1.3%
Abbott Laboratories	116,200	6,151,628
Medical-Generic Drugs — 1.6%
Mylan, Inc.†	412,992	7,528,844
Medical-HMO — 1.0%
UnitedHealth Group, Inc.	132,767	4,381,311
Metal-Copper — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	51,500	3,434,535
Networking Products — 3.0%
Cisco Systems, Inc.†	603,000	13,549,410
Oil & Gas Drilling — 1.4%
Transocean, Ltd.†	76,988	6,523,963
Oil Companies-Exploration & Production — 2.7%
Occidental Petroleum Corp.	101,500	7,951,510
XTO Energy, Inc.	103,707	4,622,221
		12,573,731
Oil-Field Services — 3.1%
Schlumberger, Ltd.	223,123	14,159,386
Pharmacy Services — 0.8%
Express Scripts, Inc.†	45,800	3,840,788
Retail-Discount — 4.4%
Target Corp.	202,100	10,361,667
Wal-Mart Stores, Inc.	183,400	9,799,062
		20,160,729
Retail-Drug Store — 3.5%
CVS Caremark Corp.	490,738	15,885,189
Retail-Office Supplies — 1.1%
Staples, Inc.	215,945	5,066,070
Semiconductor Equipment — 1.1%
ASML Holding NV	159,300	4,978,125
Telecom Equipment-Fiber Optics — 0.9%
Corning, Inc.	230,515	4,167,711
Transport-Rail — 2.2%
Union Pacific Corp.	163,400	9,885,700
Web Portals/ISP — 4.7%
Google, Inc., Class A†	40,655	21,523,570
Wireless Equipment — 4.1%
American Tower Corp., Class A†	143,100	6,074,595
QUALCOMM, Inc.	326,750	12,805,332
		18,879,927
X-Ray Equipment — 0.8%
Hologic, Inc.†	240,332	3,621,803
Total Common Stock (cost $392,154,403)		412,765,818
PREFERRED STOCK — 0.6%
Diversified Banking Institutions — 0.6%
Bank of America Corp. 10.00%(1) (cost $2,667,000)	177,800	2,684,780
EXCHANGE-TRADED FUNDS — 6.9%
Index Fund — 4.8%
iShares Russell 1000 Growth Index Fund	457,683	21,790,288

Sector Fund-Financial Services — 2.1%
Financial Select Sector SPDR Fund	687,915	9,761,514
Total Exchange-Traded Funds (cost $26,636,766)		31,551,802
Total Long-Term Investment Securities (cost $421,458,169)		447,002,400
REPURCHASE AGREEMENT — 2.4%
State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $11,343,000)	$11,343,000	11,343,000
TOTAL INVESTMENTS (cost $432,801,169)(3)	99.9%	458,345,400
Other assets less liabilities	0.1	327,609
NET ASSETS	100.0%	$458,673,009

†	Non-income producing security
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of January 31, 2010.
(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$47,898,201	$—	$—	$47,898,201
Medical-Biomedical/Gene	23,417,209	—	—	23,417,209
Other Industries*	341,450,408	—	—	341,450,408
Preferred Stock	2,684,780	—	—	2,684,780
Exchange-Traded Funds	31,551,802	—	—	31,551,802
Repurchase Agreement	—	11,343,000	—	11,343,000
Total	$447,002,400	$11,343,000	$—	$458,345,400

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

Focused Growth Portfolio

Portfolio of Investments — January 31, 2010 — (unaudited)

Security Description	Shares	Market Value (Note 1)
COMMON STOCK — 97.2%
Agricultural Chemicals — 2.1%
Monsanto Co.	51,669	$3,920,644
Banks-Commercial — 1.5%
Standard Chartered PLC(1)	124,575	2,847,914
Brewery — 5.2%
Anheuser-Busch InBev NV(1)	193,029	9,638,978
Chemicals-Diversified — 1.1%
Israel Chemicals, Ltd(1).	153,937	1,989,133
Computers — 13.7%
Apple, Inc.†	96,604	18,559,560
Research In Motion, Ltd.†	104,036	6,550,107
		25,109,667
Cosmetics & Toiletries — 1.1%
Colgate-Palmolive Co.	25,140	2,011,954
Diversified Banking Institutions — 7.0%
Bank of America Corp.	297,293	4,512,908
JPMorgan Chase & Co.	130,425	5,078,749
The Goldman Sachs Group, Inc.	22,410	3,332,815
		12,924,472
Diversified Minerals — 2.3%
Vale SA ADR	163,750	4,223,112
Electronic Connectors — 1.0%
Amphenol Corp., Class A	44,565	1,775,470
Enterprise Software/Service — 5.4%
Oracle Corp.	431,905	9,959,729
Finance-Investment Banker/Broker — 1.1%
The Charles Schwab Corp.	111,083	2,031,708
Finance-Other Services — 2.1%
CME Group, Inc.	13,435	3,853,427
Insurance-Multi-line — 1.8%
ACE, Ltd.†	65,355	3,220,041
Medical Instruments — 3.0%
Intuitive Surgical, Inc.†	16,818	5,517,313
Medical-Biomedical/Gene — 12.2%
Celgene Corp.†	235,883	13,393,437
Gilead Sciences, Inc.†	186,207	8,988,212
		22,381,649
Multimedia — 3.2%
News Corp., Class A	468,995	5,914,027
Networking Products — 5.9%
Cisco Systems, Inc.†	478,365	10,748,862
Oil Companies-Integrated — 2.1%
Petroleo Brasileiro SA ADR	95,495	3,874,232
Real Estate Operations & Development — 0.7%
Hang Lung Properties, Ltd(1).	383,000	1,316,821
Retail-Drug Store — 3.8%
CVS Caremark Corp.	214,667	6,948,771
Retail-Regional Department Stores — 0.8%
Kohl’s Corp.†	30,415	1,532,004
Retail-Restaurants — 5.3%
Chipotle Mexican Grill, Inc., Class A†	100,055	9,651,305
Soap & Cleaning Preparation — 1.2%
Reckitt Benckiser Group PLC(1)	41,179	2,140,416
Telecom Equipment-Fiber Optics — 2.4%
Corning, Inc.	240,145	4,341,822
Transport-Services — 1.5%
United Parcel Service, Inc., Class B	47,205	2,727,033
Web Portals/ISP — 7.7%
Google, Inc., Class A†	20,190	10,688,990
Yahoo!, Inc.†	227,155	3,409,596
		14,098,586
Wireless Equipment — 2.0%
Crown Castle International Corp.†	100,650	3,718,011
Total Common Stock (cost $162,591,297)		178,417,101
PREFERRED STOCK — 2.7%
Diversified Banking Institutions — 1.7%
Bank of America Corp. 10.00%(2)	200,630	3,029,513
Oil Companies-Integrated — 1.0%
Petroleo Brasileiro SA ADR	51,703	1,865,444
Total Preferred Stock (cost $4,976,069)		4,894,957
Total Long-Term Investment Securities (cost $167,567,366)		183,312,058
TOTAL INVESTMENTS (cost $167,567,366)(3)	99.9%	183,312,058
Other assets less liabilities	0.1	182,498
NET ASSETS	100.0%	$183,494,556

†	Non-income producing security
(1)

Security was valued using fair value procedures at January 31, 2010. The aggregate value of these securities was $17,933,262 representing 9.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of January 31, 2010.
(3)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Brewery	$—	$9,638,978	+	$—	$9,638,978
Computers	25,109,667	—		—	25,109,667
Diversified Banking Institutions	12,924,472	—		—	12,924,472
Enterprise Software/Service	9,959,729	—		—	9,959,729
Medical-Biomedical/Gene	22,381,649	—		—	22,381,649
Networking Products	10,748,862	—		—	10,748,862
Retail-Restaurants	9,651,305	—		—	9,651,305
Web Portals/ISP	14,098,586	—		—	14,098,586
Other Industries*	55,609,569	8,294,284	+	—	63,903,853
Preferred Stock	4,894,957	—		—	4,894,957
Total	$165,378,796	$17,933,262		$—	$183,312,058

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

+ Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (See Note 1)

See Notes to Portfolio of Investments

Focused Small-Cap Growth Portfolio

Portfolio of Investments — January 31, 2010 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 71.4%
Auto-Heavy Duty Trucks — 2.4%
Force Protection, Inc.†	1,041,486	$5,301,164
Auto/Truck Parts & Equipment-Original — 0.9%
Titan International, Inc.	266,942	2,071,470
Broadcast Services/Program — 1.4%
Liberty Media-Starz†	65,800	3,086,020
Cellular Telecom — 0.8%
Syniverse Holdings, Inc.†	109,938	1,848,058
Circuit Boards — 0.5%
Multi-Fineline Electronix, Inc.†	46,000	1,098,020
Commercial Services — 3.5%
DynCorp International, Inc., Class A†	382,958	4,599,325
Quanta Services, Inc.†	174,400	3,177,568
		7,776,893
Commercial Services-Finance — 1.9%
TNS, Inc.†	180,402	4,131,206
Consulting Services — 5.9%
FTI Consulting, Inc.†	125,500	5,201,975
Huron Consulting Group, Inc.†	101,100	2,410,224
Navigant Consulting, Inc.†	176,363	2,391,482
Towers Watson & Co., Class A	69,192	3,018,847
		13,022,528
Consumer Products-Misc. — 1.0%
Central Garden & Pet Co.†	230,371	2,197,739
Data Processing/Management — 2.3%
DJSP Enterprises, Inc.†	337,818	2,807,268
Dun & Bradstreet Corp.	27,800	2,195,366
		5,002,634
Electronic Components-Semiconductors — 0.8%
Advanced Analogic Technologies, Inc.†	499,000	1,666,660
Enterprise Software/Service — 1.2%
Novell, Inc.†	614,836	2,748,317
Environmental Consulting & Engineering — 0.9%
Tetra Tech, Inc.†	84,500	1,913,080
Finance-Investment Banker/Broker — 1.6%
Broadpoint Gleacher Securities, Inc.†	844,900	3,421,845
Finance-Other Services — 2.0%
The NASDAQ OMX Group, Inc.†	242,700	4,366,173
Food-Dairy Products — 2.8%
Dean Foods Co.†	351,700	6,200,471
Food-Misc. — 3.0%
Ralcorp Holdings, Inc.†	46,400	2,867,520
Smart Balance, Inc.†	658,600	3,661,816
		6,529,336
Identification Systems — 1.6%
Cogent, Inc.†	331,000	3,419,230
Internet Application Software — 2.1%
S1 Corp.†	783,154	4,683,261
Internet Infrastructure Software — 1.9%
TeleCommunication Systems, Inc., Class A†	472,920	4,142,779
Medical Imaging Systems — 1.5%
Merge Healthcare, Inc.†	1,248,223	3,245,380
Medical Information Systems — 0.9%
Medidata Solutions, Inc.†	119,670	1,996,096
Medical-Biomedical/Gene — 2.9%
Martek Biosciences Corp.†	293,240	6,316,390
Medical-Nursing Homes — 1.6%
Sun Healthcare Group, Inc.†	408,200	3,567,668
Networking Products — 1.0%
BigBand Networks, Inc.†	725,616	2,278,434
Oil-Field Services — 2.3%
Cal Dive International, Inc.†	722,000	5,082,880
Pharmacy Services — 2.9%
Omnicare, Inc.	259,200	6,480,000
Poultry — 2.6%
Pilgrim’s Pride Corp.†	330,760	2,933,841
Sanderson Farms, Inc.	60,737	2,839,455
		5,773,296
Rental Auto/Equipment — 1.4%
Aaron’s Inc.	106,800	2,975,448
Retail-Apparel/Shoe — 2.8%
Hot Topic, Inc.†	599,936	3,449,632
Wet Seal, Inc., Class A†	776,400	2,600,940
		6,050,572
Retail-Auto Parts — 2.3%
Advance Auto Parts, Inc.	127,000	5,010,150
Retail-Computer Equipment — 3.4%
GameStop Corp., Class A†	378,100	7,475,037
Retail-Convenience Store — 1.9%
The Pantry, Inc.†	309,900	4,174,353
Retail-Restaurants — 1.4%
Burger King Holdings, Inc.	173,467	3,025,264
Telecom Equipment-Fiber Optics — 0.7%
Harmonic, Inc.†	260,600	1,581,842
Telecom Services — 1.8%
Premiere Global Services, Inc.†	479,700	3,875,976
Theaters — 0.8%
Regal Entertainment Group, Class A	120,300	1,776,831
Wireless Equipment — 0.7%
RF Micro Devices, Inc.†	425,500	1,638,175
Total Common Stock (cost $158,786,107)		156,950,676
EXCHANGE-TRADED FUNDS — 9.3%
Commodity Funds — 2.5%
United States Natural Gas Fund, LP†	582,600	5,424,006
Index Fund-Large Cap — 3.0%
iPath S&P 500 VIX Short-Term Futures	209,900	6,643,335
Index Fund-Small Cap — 3.8%
ProShares Short Russell 2000	182,200	8,333,828
Total Exchange-Traded Funds (cost $19,850,058)		20,401,169
Total Long-Term Investment Securities (cost $178,636,165)		177,351,845

REPURCHASE AGREEMENT — 20.2%
UBS Securities LLC Joint Repurchase Agreement(1) (cost $44,325,000)	$44,325,000	44,325,000
TOTAL INVESTMENTS (cost $222,961,165)(2)	100.9%	221,676,845
Liabilities in excess of other assets	(0.9)	(2,074,391)
NET ASSETS	100.0%	$219,602,454

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Consulting Services	$13,022,528	$—	$—	$13,022,528
Other Industries*	143,928,148	—	—	143,928,148
Exchange-Traded Funds	20,401,169	—	—	20,401,169
Repurchase Agreement	—	44,325,000	—	44,325,000
Total	$177,351,845	$44,325,000	$—	$221,676,845

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

Focused Value Portfolio

Portfolio of Investments — January 31, 2010 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 99.8%
Agricultural Chemicals — 1.9%
Potash Corp. of Saskatchewan, Inc.	43,447	$4,316,459
Airport Development/Maintenance — 1.8%
Beijing Capital International Airport Co., Ltd.†(1)	7,299,000	4,115,352
Banks-Commercial — 1.5%
HDFC Bank, Ltd. ADR	14,215	1,681,635
ICICI Bank, Ltd. ADR	51,218	1,806,971
		3,488,606
Banks-Fiduciary — 5.4%
Northern Trust Corp.	58,706	2,965,827
State Street Corp.	136,646	5,859,381
The Bank of New York Mellon Corp.	127,579	3,711,273
		12,536,481
Commercial Services-Finance — 8.1%
Mastercard, Inc., Class A	39,146	9,782,585
Visa, Inc., Class A	108,429	8,894,431
		18,677,016
Computer Services — 1.7%
Computershare, Ltd.(1)	374,336	3,829,571
Consulting Services — 2.1%
Verisk Analytics, Inc., Class A†	171,750	4,829,610
Data Processing/Management — 3.5%
Broadridge Financial Solutions, Inc.	371,673	8,072,738
Decision Support Software — 1.8%
MSCI, Inc., Class A†	143,962	4,255,517
Disposable Medical Products — 2.4%
Shandong Weigao Group Medical Polymer Co., Ltd.(1)	1,534,000	5,624,015
Diversified Minerals — 4.6%
Anglo American PLC ADR†	295,182	5,357,553
BHP Billiton, Ltd. ADR	76,291	5,292,307
		10,649,860
Diversified Operations — 2.4%
Icahn Enterprises LP	118,848	5,445,615
Finance-Investment Banker/Broker — 0.5%
LaBranche & Co., Inc.†	271,139	1,203,857
Finance-Other Services — 13.0%
CME Group, Inc.	29,456	8,448,570
Hong Kong Exchanges and Clearing, Ltd.(1)	265,300	4,472,353
IntercontinentalExchange, Inc.†	47,694	4,553,823
NYSE Euronext	146,496	3,429,471
Singapore Exchange, Ltd.(1)	1,009,350	5,705,855
The NASDAQ OMX Group, Inc.†	191,267	3,440,893
		30,050,965
Gold Mining — 1.8%
Franco-Nevada Corp.	160,488	4,058,541
Independent Power Producers — 3.1%
Calpine Corp.†	653,409	7,154,829
Insurance-Reinsurance — 1.8%
Berkshire Hathaway, Inc., Class B†	55,800	4,264,794
Investment Companies — 0.6%
Urbana Corp., Class A†	904,566	1,378,950
Investment Management/Advisor Services — 0.3%
U.S. Global Investors, Inc., Class A	61,503	591,044
Medical Products — 5.4%
Baxter International, Inc.	130,430	7,511,464
Becton, Dickinson and Co.	65,470	4,934,474
		12,445,938
Medical-Biomedical/Gene — 1.8%
Gilead Sciences, Inc.†	85,500	4,127,085
Metal-Copper — 2.1%
Freeport-McMoRan Copper & Gold, Inc.	72,593	4,841,227
Metal-Diversified — 1.6%
Rio Tinto PLC ADR	19,239	3,732,751
Oil Companies-Exploration & Production — 9.9%
Canadian Natural Resources, Ltd.	136,052	8,684,170
Canadian Oil Sands Trust	261,313	6,779,352
CNOOC, Ltd. ADR	19,506	2,727,524
EnCana Corp.	149,891	4,585,166
		22,776,212
Oil Companies-Integrated — 6.5%
Cenovus Energy, Inc.	149,891	3,469,977
China Petroleum & Chemical Corp. ADR	30,801	2,392,930
PetroChina Co., Ltd. ADR	22,644	2,524,579
Suncor Energy, Inc.	206,746	6,543,511
		14,930,997
Patient Monitoring Equipment — 1.9%
Mindray Medical International, Ltd. ADR	128,560	4,482,887
Retail-Major Department Stores — 3.6%
Sears Holdings Corp.†	87,874	8,196,887
Transport-Rail — 8.3%
Burlington Northern Santa Fe Corp.	48,189	4,805,889
CSX Corp.	106,014	4,543,760
Guangshen Railway Co., Ltd. ADR	53,702	1,084,243
Norfolk Southern Corp.	88,889	4,183,116
Union Pacific Corp.	75,975	4,596,488
		19,213,496
Transport-Services — 0.4%
Tianjin Port Development Holdings, Ltd.†(1)	3,310,000	983,739
Total Long-Term Investment Securities (cost $210,038,175)		230,275,039
REPURCHASE AGREEMENT — 1.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/29/10, to be repurchased 02/01/10 in the amount of $2,545,002 and collateralized by $2,495,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having an approximate value of $2,598,293 (cost $2,545,000)	$2,545,000	2,545,000
TOTAL INVESTMENTS (cost $212,583,175)(2)	100.9%	232,820,039
Liabilities in excess of other assets	(0.9)	(1,978,249)
NET ASSETS	100.0%	$230,841,790

†	Non-income producing security
(1)

Security was valued using fair value procedures at January 31, 2010. The aggregate value of these securities was $24,730,885 representing 10.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Banks-Fiduciary	$12,536,481	$—		$—	$12,536,481
Commercial Services - Finance	18,677,016	—		—	18,677,016
Finance-Other Services	19,872,757	10,178,208	+	—	30,050,965
Medical Products	12,445,938	—		—	12,445,938
Oil Companies-Exploration & Production	22,776,212	—		—	22,776,212
Oil Companies- Integrated	14,930,997	—		—	14,930,997
Transportation-Rail	19,213,496	—		—	19,213,496
Other Industries*	85,091,257	14,552,677	+	—	99,643,934
Repurchase Agreement	—	2,545,000		—	2,545,000
Total	$205,544,154	$27,275,885		$—	$232,820,039

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

+ Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (See Note 1)

See Notes to Portfolio of Investments

FOCUSED SMALL-CAP VALUE PORTFOLIO

Portfolio of Investments — January 31, 2010 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 95.0%
Banks-Commercial — 10.7%
Associated Banc-Corp.	200,000	$2,544,000
City National Corp.	81,000	4,000,590
East West Bancorp, Inc.	310,000	5,093,300
FirstMerit Corp.	157,700	3,231,273
Synovus Financial Corp.	1,050,000	2,898,000
		17,767,163
Computers-Memory Devices — 3.5%
STEC, Inc.†	195,000	2,733,900
Xyratex, Ltd.†	222,442	3,049,680
		5,783,580
Diversified Minerals — 1.8%
Fronteer Development Group, Inc.†	735,000	2,932,650
Electronic Components-Misc. — 5.9%
Sanmina-SCI Corp.†	363,872	4,803,110
Vishay Intertechnology, Inc.†	650,000	4,901,000
		9,704,110
Engineering/R&D Services — 1.4%
EMCOR Group, Inc.†	95,500	2,297,730
Enterprise Software/Service — 3.0%
CDC Software Corp. ADR†	295,720	3,028,173
Lawson Software, Inc.†	312,700	1,894,962
		4,923,135
Finance-Investment Banker/Broker — 1.9%
Broadpoint Gleacher Securities, Inc.†	771,350	3,123,968
Food-Misc. — 2.6%
B&G Foods, Inc.	250,000	2,245,000
Cal-Maine Foods, Inc.	63,000	2,056,950
		4,301,950
Gas-Distribution — 3.5%
South Jersey Industries, Inc.	150,584	5,771,885
Gold Mining — 4.3%
Jaguar Mining, Inc.†	200,000	1,962,123
US Gold Corp.†	2,328,605	5,192,789
		7,154,912
Hazardous Waste Disposal — 1.1%
Sharps Compliance Corp.†	258,703	1,885,945
Insurance-Reinsurance — 2.4%
Validus Holdings, Ltd.	150,000	3,975,000
Investment Management/Advisor Services — 1.8%
Affiliated Managers Group, Inc.†	50,000	3,028,500
Machinery-General Industrial — 1.1%
Flow International Corp.†	543,247	1,852,472
Medical-Biomedical/Gene — 3.7%
Incyte Corp.†	570,000	6,087,600
Non-Ferrous Metals — 1.0%
Uranerz Energy Corp.†	1,400,000	1,708,000
Oil & Gas Drilling — 1.8%
Atlas Energy, Inc.	100,000	3,025,000
Oil Companies-Exploration & Production — 8.6%
Brigham Exploration Co.†	380,000	4,955,200
McMoRan Exploration Co.†	400,000	6,084,000
Swift Energy Co.†	130,000	3,257,800
		14,297,000
Oil Refining & Marketing — 1.7%
Frontier Oil Corp.	220,000	2,741,200
Pharmacy Services — 2.1%
Omnicare, Inc.	140,000	3,500,000
Publishing-Newspapers — 1.8%
Dolan Media Co.†	295,000	2,914,600
Racetracks — 1.8%
Penn National Gaming, Inc.†	110,000	2,967,800
Real Estate Investment Trusts — 3.7%
MFA Financials, Inc.	430,000	3,164,800
Universal Health Realty Income Trust	88,946	2,953,007
		6,117,807
Rental Auto/Equipment — 2.1%
United Rentals, Inc.†	430,300	3,446,703
Retail-Apparel/Shoe — 2.1%
Foot Locker, Inc.	308,500	3,482,965
Retail-Bookstores — 3.1%
Barnes & Noble, Inc.	291,000	5,086,680
Rubber-Tires — 1.3%
Cooper Tire & Rubber Co.	127,100	2,164,513
Savings & Loans/Thrifts — 2.9%
Northwest Bancshares, Inc.	403,750	4,727,913
Silver Mining — 1.9%
Pan American Silver Corp.†	149,160	3,160,700
Telecom Services — 5.0%
Vonage Holdings Corp.†	5,700,000	8,265,000
Transport-Air Freight — 1.8%
Atlas Air Worldwide Holdings, Inc.†	80,000	2,933,600
Transport-Rail — 0.6%
RailAmerica, Inc.†	81,203	1,026,406
Transport-Services — 1.5%
Hub Group, Inc., Class A†	100,000	2,411,000
Wire & Cable Products — 1.5%
Fushi Copperweld, Inc.†	273,100	2,517,982
Total Long-Term Investment Securities (cost $153,214,508)		157,085,469
REPURCHASE AGREEMENT — 4.4%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost$7,239,000)	$7,239,000	7,239,000
TOTAL INVESTMENTS (cost $160,453,508)(2)	99.4%	164,324,469
Other assets less liabilities	0.6	941,114
NET ASSETS	100.0%	$165,265,583

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Banks-Commercial	$17,767,163	$—	$—	$17,767,163
Electronic Components-Misc	9,704,110	—	—	9,704,110
Oil Companies-Exploration & Production	14,297,000	—	—	14,297,000
Telecom Services	8,265,000	—	—	8,265,000
Other Industries*	107,052,196	—	—	107,052,196
Repurchase Agreement	—	7,239,000	—	7,239,000
Total	$157,085,469	$7,239,000	$—	$164,324,469

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

FOCUSED GROWTH AND INCOME PORTFOLIO

Portfolio of Investments — January 31, 2010 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 99.0%
Aerospace/Defense — 2.4%
Raytheon Co.	116,000	$6,081,880
Aerospace/Defense-Equipment — 1.6%
United Technologies Corp.	62,000	4,183,760
Applications Software — 1.7%
Microsoft Corp.	151,000	4,255,180
Banks-Super Regional — 2.5%
Wells Fargo & Co.	226,000	6,425,180
Beverages-Non-alcoholic — 2.0%
PepsiCo, Inc.	83,000	4,948,460
Cable/Satellite TV — 2.4%
Comcast Corp., Class A	389,000	6,157,870
Casino Hotels — 1.4%
Wynn Resorts, Ltd.	57,000	3,527,160
Chemicals-Diversified — 2.4%
E.I. du Pont de Nemours & Co.	189,000	6,163,290
Computers — 3.2%
Apple, Inc.†	25,000	4,803,000
Hewlett-Packard Co.	73,000	3,436,110
		8,239,110
Diversified Banking Institutions — 6.0%
Bank of America Corp.	414,000	6,284,520
JPMorgan Chase & Co.	114,000	4,439,160
The Goldman Sachs Group, Inc.	31,000	4,610,320
		15,334,000
Diversified Manufacturing Operations — 2.4%
General Electric Co.	382,000	6,142,560
Electric-Integrated — 4.8%
Exelon Corp.	132,000	6,021,840
FPL Group, Inc.	128,000	6,241,280
		12,263,120
Electronic Components-Semiconductors — 0.9%
Broadcom Corp., Class A†	87,000	2,324,640
Enterprise Software/Service — 1.3%
Oracle Corp.	138,000	3,182,280
Food-Misc. — 4.9%
H.J. Heinz Co.	147,000	6,413,610
Kraft Foods, Inc., Class A	221,000	6,112,860
		12,526,470
Instruments-Scientific — 1.6%
Thermo Fisher Scientific, Inc.†	88,000	4,061,200
Insurance-Multi-line — 7.2%
Assurant, Inc.	193,000	6,065,990
MetLife, Inc.	170,000	6,004,400
The Allstate Corp.	205,000	6,135,650
		18,206,040
Insurance-Property/Casualty — 2.5%
Chubb Corp.	128,000	6,400,000
Medical Products — 2.4%
Johnson & Johnson	97,000	6,097,420
Medical-Biomedical/Gene — 3.8%
Celgene Corp.†	74,000	4,201,720
Gilead Sciences, Inc.†	111,000	5,357,970
		9,559,690
Medical-Drugs — 4.8%
Merck & Co., Inc.	158,000	6,032,440
Pfizer, Inc.	325,000	6,064,500
		12,096,940
Metal-Copper — 1.5%
Freeport-McMoRan Copper & Gold, Inc.	58,000	3,868,020
Networking Products — 1.7%
Cisco Systems, Inc.†	188,000	4,224,360
Oil & Gas Drilling — 1.4%
Transocean, Ltd.†	41,000	3,474,340
Oil Companies-Integrated — 9.3%
Chevron Corp.	82,000	5,913,840
ConocoPhillips	121,000	5,808,000
Exxon Mobil Corp.	93,000	5,991,990
Marathon Oil Corp.	201,000	5,991,810
		23,705,640
Oil-Field Services — 1.7%
Schlumberger, Ltd.	69,000	4,378,740
Printing-Commercial — 0.0%
World Color Press, Inc.†	17	195
Retail-Discount — 3.4%
Target Corp.	82,000	4,204,140
Wal-Mart Stores, Inc.	83,000	4,434,690
		8,638,830
Retail-Restaurants — 2.4%
McDonald’s Corp.	97,000	6,055,710
Telephone-Integrated — 4.8%
AT&T, Inc.	243,000	6,162,480
Verizon Communications, Inc.	203,000	5,972,260
		12,134,740
Tobacco — 2.3%
Philip Morris International, Inc.	131,000	5,961,810
Transport-Rail — 1.6%
Union Pacific Corp.	69,000	4,174,500
Web Portals/ISP — 2.1%
Google, Inc., Class A†	10,000	5,294,200
Wireless Equipment — 3.2%
American Tower Corp., Class A†	102,000	4,329,900
QUALCOMM, Inc.	94,000	3,683,860
		8,013,760
X-Ray Equipment — 1.4%
Hologic, Inc.†	231,000	3,481,170
Total Common Stock (cost $254,388,977)		251,582,265
WARRANTS† — 0.0%
Printing-Commercial — 0.0%
World Color Press, Inc. Expires 07/20/14 (strike price $13.00)	9	50

World Color Press, Inc. Expires 07/20/14 (strike price $16.30)	9	34
Total Warrants (cost $0)		84
U.S. CORPORATE BONDS & NOTES — 0.0%
Electric-Integrated — 0.0%
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(1)(2)(3)	150,000	0
Independent Power Producers — 0.0%
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(1)(2)	175,000	0
Total U.S. Corporate Bonds & Notes
(cost $0)		0
FOREIGN CORPORATE BONDS & NOTES — 0.0%
Printing-Commercial — 0.0%
Quebecor World Capital Corp. Escrow Notes 6.50% due 08/01/27†(1)(2) (cost$0)	30,000	0
Total Long-Term Investment Securities (cost $254,388,977)		251,582,349
SHORT-TERM INVESTMENT SECURITIES — 1.2%
Time Deposits — 1.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/01/10 (cost $3,087,000)	$3,087,000	3,087,000
TOTAL INVESTMENTS (cost $257,475,977) (4)	100.2%	254,669,349
Liabilities in excess of other assets	(0.2)	(452,804)
NET ASSETS	100.0%	$254,216,545

†	Non-income producing security
(1)	Illiquid security. At January 31, 2010, the aggregate value of these securities was $0 representing 0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2010, the Focused Growth and Income Portfolio held the following restricted securities:

					Market
					Value
	Acquisition	Principal	Acquisition	Market	Per Par	% of
Name	Date	Amount	Cost	Value	Amount	Net Assets

Southern Energy
7.90% due 7/15/2009	01/10/2006	150,000	$0	$0	$0	0.00%

(4)	See Note 4 for cost of Investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$15,334,000	$—	$—	$15,334,000
Insurance-Multi-line	18,206,040	—	—	18,206,040
Oil Companies-Integrated	23,705,640	—	—	23,705,640
Other Industries*	194,336,585	—	—	194,336,585
Warrants	84	—	—	84
U.S. Corporate Bonds & Notes	—	—	0	0
Foreign Coporate Bonds & Notes	—	—	0	0
Short-Term Investment Securities:
Time Deposit	—	3,087,000	—	3,087,000
Total	$251,582,349	$3,087,000	$0	$254,669,349

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes

Balance as of 10/31/2009	$—	$—

Accrued discounts/premiums	—	—

Realized gain(loss)	—	—

Change in unrealized appreciation(depreciation)	—	—

Net purchases(sales)	—	—

Transfers in and/or out of Level 3	0	0

Balance as of 1/31/2010	$0	$0

See Notes to Portfolio of Investments

FOCUSED TECHNOLOGY PORTFOLIO

Portfolio of Investments — January 31, 2010 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 95.7%
Applications Software — 13.8%
Check Point Software Technologies, Ltd.†	51,900	$1,659,762
Microsoft Corp.	95,000	2,677,100
Nuance Communications, Inc.†	156,600	2,352,132
Quest Software, Inc.†	50,000	861,000
Salesforce.com, Inc.†	33,590	2,134,644
		9,684,638
Commercial Services-Finance — 4.3%
Visa, Inc., Class A	37,100	3,043,313
Communications Software — 1.2%
SolarWinds, Inc.†	42,900	833,547
Computer Services — 3.1%
Cognizant Technology Solutions Corp., Class A†	49,100	2,143,706
Computers — 13.0%
Apple, Inc.†	17,596	3,380,544
Hewlett-Packard Co.	63,300	2,979,531
International Business Machines Corp.	14,600	1,786,894
Research In Motion, Ltd.†	15,800	994,768
		9,141,737
Computers-Memory Devices — 2.9%
EMC Corp.†	123,700	2,062,079
Electronic Components-Misc. — 2.0%
Flextronics International, Ltd.†	224,300	1,422,062
Electronic Components-Semiconductors — 10.4%
Avago Technologies, Ltd.†	114,666	1,992,895
Broadcom Corp., Class A†	55,400	1,480,288
Intel Corp.	101,701	1,972,999
PMC - Sierra, Inc.†	136,700	1,086,765
Supertex, Inc.†	31,000	742,450
		7,275,397
Electronic Forms — 3.5%
Adobe Systems, Inc.†	77,200	2,493,560
Enterprise Software/Service — 7.0%
Epicor Software Corp.†	93,000	713,310
Lawson Software, Inc.†	242,800	1,471,368
Oracle Corp.	119,200	2,748,752
		4,933,430
Entertainment Software — 2.0%
Activision Blizzard, Inc.†	138,100	1,403,096
Internet Security — 6.0%
McAfee, Inc.†	54,500	2,054,650
Symantec Corp.†	126,800	2,149,260
		4,203,910
Networking Products — 4.0%
Cisco Systems, Inc.†	126,600	2,844,702
Semiconductor Components-Integrated Circuits — 5.8%
Analog Devices, Inc.	60,800	1,639,168
Linear Technology Corp.	42,146	1,100,011
Marvell Technology Group, Ltd.†	78,400	1,366,512
		4,105,691
Semiconductor Equipment — 3.9%
Applied Materials, Inc.	96,580	1,176,344
ASML Holding NV	49,200	1,537,500
		2,713,844
Telecom Equipment-Fiber Optics — 2.4%
Corning, Inc.	92,100	1,665,168
Telecom Services — 2.1%
Amdocs, Ltd.†	51,400	1,469,526
Web Portals/ISP — 4.8%
Google, Inc., Class A†	6,430	3,404,171
Wireless Equipment — 3.5%
QUALCOMM, Inc.	62,105	2,433,895
Total Long-Term Investment Securities (cost $57,311,442)		67,277,472
REPURCHASE AGREEMENT — 4.8%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $3,401,000)	$3,401,000	3,401,000
TOTAL INVESTMENTS (cost $60,712,442)(2)	100.5%	70,678,472
Liabilities in excess of other assets	(0.5)	(373,074)
NET ASSETS	100.0%	$70,305,398

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Application Software	$9,684,638	$—	$—	$9,684,638
Computers	9,141,737	—	—	9,141,737
Electronic Components-Semiconductors	7,275,397	—	—	7,275,397
Enterprise Software/Service	4,933,430	—	—	4,933,430
Internet Security	4,203,910	—	—	4,203,910
Semiconductor Components-Integrated	4,105,691	—	—	4,105,691
Other Industries*	27,932,669	—	—	27,932,669
Repurchase Agreement	—	3,401,000	—	3,401,000
Total	$67,277,472	$3,401,000	$—	$70,678,472

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

FOCUSED DIVIDEND STRATEGY PORTFOLIO

Portfolio of Investments — January 31, 2010 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 96.4%
Aerospace/Defense — 10.3%
Lockheed Martin Corp.	69,823	$5,203,210
Northrop Grumman Corp.	97,441	5,515,161
The Boeing Co.	102,229	6,195,077
		16,913,448
Chemicals-Diversified — 7.1%
E.I. du Pont de Nemours & Co.	152,789	4,982,449
Huntsman Corp.	552,387	6,733,598
		11,716,047
Commercial Services-Finance — 3.6%
H&R Block, Inc.	270,499	5,821,138
Food-Misc. — 6.4%
H.J. Heinz Co.	121,607	5,305,714
Kraft Foods, Inc., Class A	184,526	5,103,989
		10,409,703
Food-Wholesale/Distribution — 3.2%
Sysco Corp.	185,751	5,199,170
Funeral Services & Related Items — 3.2%
Hillenbrand, Inc.	284,085	5,212,960
Medical Products — 3.2%
Johnson & Johnson	82,629	5,194,059
Medical-Drugs — 9.7%
Bristol-Myers Squibb Co.	221,721	5,401,124
Eli Lilly & Co.	144,771	5,095,939
Pfizer, Inc.	290,544	5,421,551
		15,918,614
Multimedia — 7.4%
Meredith Corp.	196,124	6,075,922
The McGraw-Hill Cos., Inc.	171,609	6,083,539
		12,159,461
Oil Companies-Integrated — 2.8%
Chevron Corp.	64,478	4,650,153
Oil Refining & Marketing — 3.1%
Sunoco, Inc.	205,351	5,152,257
Power Converter/Supply Equipment — 3.0%
Hubbell, Inc., Class B	112,587	4,847,996
Retail-Bookstores — 2.4%
Barnes & Noble, Inc.	223,170	3,901,012
Retail-Building Products — 3.4%
Home Depot, Inc.	197,000	5,517,970
Retail-Restaurants — 3.1%
McDonald’s Corp.	81,626	5,095,911
Telephone-Integrated — 12.2%
AT&T, Inc.	192,657	4,885,782
CenturyTel, Inc.	148,220	5,040,962
Verizon Communications, Inc.	169,048	4,973,392
Windstream Corp.	493,450	5,087,469
		19,987,605
Tobacco — 12.3%
Altria Group, Inc.	266,379	5,290,287
Lorillard, Inc.	63,142	4,779,849
Philip Morris International, Inc.	103,789	4,723,437
Reynolds American, Inc.	102,229	5,438,583
		20,232,156
Total Long-Term Investment Securities (cost $147,976,923)		157,929,660
REPURCHASE AGREEMENT — 2.6%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $4,237,000)	$4,237,000	4,237,000
TOTAL INVESTMENTS (cost $152,213,923)(2)	99.0%	162,166,660
Other assets less liabilities	1.0	1,635,011
NET ASSETS	100.0%	$163,801,671

(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense	$16,913,448	$—	$—	$16,913,448
Chemicals-Diversified	11,716,047	—	—	11,716,047
Food-Misc	10,409,703	—	—	10,409,703
Medical-Drugs	15,918,614	—	—	15,918,614
Multimedia	12,159,461	—	—	12,159,461
Telephone-Integrated	19,987,605	—	—	19,987,605
Tobacco	20,232,156	—	—	20,232,156
Other Industries*	50,592,626	—	—	50,592,626
Repurchase Agreement	—	4,237,000	—	4,237,000
Total	$157,929,660	$4,237,000	$—	$162,166,660

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

FOCUSED STARALPHA PORTFOLIO

Portfolio of Investments — January 31, 2010 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 89.6%
Aerospace/Defense — 2.0%
Northrop Grumman Corp.	26,000	$1,471,600
Airport Development/Maintenance — 2.4%
Beijing Capital International Airport Co., Ltd.(1)	3,112,000	1,754,621
Applications Software — 2.9%
Microsoft Corp.	75,977	2,141,032
Cable/Satellite TV — 2.7%
DIRECTV, Class A†	64,288	1,951,141
Commercial Services-Finance — 1.9%
Visa, Inc., Class A	16,892	1,385,651
Computers — 4.0%
Hewlett-Packard Co.	61,300	2,885,391
Computers-Memory Devices — 2.4%
STEC, Inc.†	122,902	1,723,086
Data Processing/Management — 2.8%
Fiserv, Inc.†	45,700	2,058,328
Diversified Operations — 3.2%
Icahn Enterprises LP	23,975	1,098,535
Leucadia National Corp.†	56,515	1,261,980
		2,360,515
Electric-Generation — 2.0%
The AES Corp.†	115,000	1,452,450
Electronic Components-Semiconductors — 4.7%
Avago Technologies, Ltd.†	92,200	1,602,436
ON Semiconductor Corp.†	257,265	1,854,881
		3,457,317
Finance-Other Services — 4.2%
Singapore Exchange, Ltd.(1)	336,614	1,902,878
The NASDAQ OMX Group, Inc.†	65,730	1,182,483
		3,085,361
Financial Guarantee Insurance — 0.5%
MBIA, Inc.†	68,140	335,930
Instruments-Scientific — 3.5%
Thermo Fisher Scientific, Inc.†	55,827	2,576,416
Insurance-Property/Casualty — 2.2%
The Travelers Cos., Inc.	31,000	1,570,770
Internet Security — 2.6%
Symantec Corp.†	113,800	1,928,910
Investment Companies — 0.1%
BAM Investments, Ltd.†	9,900	88,051
Investment Management/Advisor Services — 2.0%
Invesco, Ltd.	74,100	1,430,130
Medical-Biomedical/Gene — 6.0%
Amgen, Inc.†	29,000	1,695,920
Gilead Sciences, Inc.†	13,800	666,126
Talecris Biotherapeutics Holdings Corp.†	85,819	2,008,165
		4,370,211
Medical-Drugs — 2.3%
Actelion, Ltd.†(1)	31,200	1,653,077
Medical-HMO — 2.1%
WellPoint, Inc.†	24,000	1,529,280
Oil & Gas Drilling — 3.8%
Diamond Offshore Drilling, Inc.	14,000	1,281,420
Transocean, Ltd.†	17,500	1,482,950
		2,764,370
Oil Companies-Exploration & Production — 1.6%
Plains Exploration & Production Co.†	35,000	1,167,250
Oil Field Machinery & Equipment — 1.9%
National Oilwell Varco, Inc.	34,000	1,390,600
Paper & Related Products — 1.9%
International Paper Co.	61,000	1,397,510
Pharmacy Services — 2.2%
Medco Health Solutions, Inc.†	26,000	1,598,480
Real Estate Operations & Development — 1.3%
Brookfield Asset Management, Inc., Class A	47,915	962,612
Retail-Apparel/Shoe — 3.7%
Abercrombie & Fitch Co., Class A	40,000	1,261,600
The Gap, Inc.	76,000	1,450,080
		2,711,680
Retail-Bookstores — 1.8%
Barnes & Noble, Inc.	75,000	1,311,000
Retail-Computer Equipment — 1.7%
GameStop Corp., Class A†	62,000	1,225,740
Retail-Consumer Electronics — 1.8%
Best Buy Co., Inc.	35,000	1,282,750
Retail-Drug Store — 2.6%
CVS Caremark Corp.	57,500	1,861,275
Telecom Services — 5.1%
Telecity Group PLC†(1)	263,089	1,644,728
Vonage Holdings Corp.†	1,450,000	2,102,500
		3,747,228
Transport-Air Freight — 1.5%
Atlas Air Worldwide Holdings, Inc.†	30,000	1,100,100
Web Portals/ISP — 2.2%
Google, Inc., Class A†	3,000	1,588,260
Total Common Stock (cost $69,463,381)		65,318,123
EXCHANGE-TRADED FUNDS — 3.7%
Index Fund — 1.5%
iShares Russell 1000 Growth Index Fund	22,000	1,047,420
Index Fund-Small Cap — 1.4%
iShares Russell 2000 Growth Index Fund	15,900	1,036,998
Sector Fund - Financial Services — 0.8%
SPDR KBW Regional Banking ETF	25,000	601,750
Total Exchange-Traded Funds (cost $2,808,670)		2,686,168
Total Long-Term Investment Securities (cost $72,272,051)		68,004,291
SHORT-TERM INVESTMENT SECURITIES — 0.7%
Time Deposits — 0.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/01/10 (cost $478,000)	$478,000	478,000

REPURCHASE AGREEMENT — 6.0%
State Street Bank & Trust Co. Joint Repurchase Agreement(2) (cost $4,362,000)	4,362,000	4,362,000

TOTAL INVESTMENTS (cost $77,112,051)(3)	100.0%	72,844,291
Other assets less liabilities	0.0	21,794
NET ASSETS	100.0%	$72,866,085

†	Non-income producing security
(1)

Security was valued using fair value procedures at January 31, 2010. The aggregate value of these securities was $6,955,304 representing 9.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	See Note 4 for cost of investments on a tax basis.
ETF	— Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Medical-Biomedical/Gene	$4,370,211	$—		$—	$4,370,211
Telecom Services	2,102,500	1,644,728	+	—	3,747,228
Other Industries*	51,890,108	5,310,576	+	—	57,200,684
Exchange-Traded Funds	2,686,168	—		—	2,686,168
Short-Term Investment Securities:
Time Deposit	—	478,000		—	478,000
Repurchase Agreement	—	4,362,000		—	4,362,000
Total	$61,048,987	$11,795,304		$—	$72,844,291

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

+ Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (See Note 1)

See Notes to Portfolio of Investments

Note 1. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Portfolios’ investments are summarized into three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios’ net assets as of January 31, 2010 are reported on a schedule following the Portfolio of Investments.

Note 2. Repurchase Agreements

As of January 31, 2010, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Portfolio	Percentage Interest	Principal Amount

Focused Large-Cap Growth	10.52%	$11,343,000
Focused Small-Cap Value	6.71	7,239,000
Focused Technology	3.15	3,401,000
Focused Dividend Strategy	3.93	4,237,000
Focused StarALPHA	4.05	4,362,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated January 29, 2010, bearing interest at a rate of 0.01% per annum, with a principal amount of $107,826,000, a repurchase price of $107,826,090 and a maturity date of February 1, 2010.  The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bills	0.12%	06/17/10	$64,115,000	$64,089,354
U.S. Treasury Bills	0.11%	06/24/10	45,915,000	45,896,634

In addition, as of January 31, 2010, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

Portfolio	Percentage Interest	Principal Amount

Focused Small-Cap Growth	12.66%	$44,325,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated January 29, 2010, bearing interest at a rate of 0.09% per annum, with a principal amount of $350,000,000, a repurchase price of $350,002,625 and maturity date of February 1, 2010.  The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	2.38%	01/15/25	$350,000,000	$357,000,042

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various funds advised by SunAmerica Asset Management Corp. (“SunAmerica Funds”). For the three months ended January 31, 2010, transactions in these securities were as follows:

			Capital Gain
			Distribution	Market Value at
Portfolio	Security	Income	Received	October 31, 2009
Focused Equity Strategy	Various SunAmerica Funds*	$1,143,064	$173,420	$221,828,964
Focused Multi-Asset Strategy	Various SunAmerica Funds*	4,198,911	739,925	443,945,642
Focused Balanced Strategy	Various SunAmerica Funds*	1,244,914	942,770	221,155,120
Focused Fixed Income and
Equity Strategy	Various SunAmerica Funds*	126,498	374,813	32,118,898
Focused Fixed Income Strategy	Various SunAmerica Funds*	127,557	282,088	20,544,037

					Change in
		Cost of	Cost of	Realized	Unrealized	Market Value at
Portfolio	Security	Purchases	Sales	Gain (Loss)	Gain (Loss)	January 31, 2010
Focused Equity Strategy	Various SunAmerica Funds*	$1,315,881	$15,272,746	$244,774	$6,628,865	$214,745,738
Focused Multi-Asset Strategy	Various SunAmerica Funds*	6,933,443	13,711,470	(1,836,512)	3,021,167	438,352,270
Focused Balanced Strategy	Various SunAmerica Funds*	5,971,609	16,393,193	(1,453,898)	3,877,794	213,157,432
Focused Fixed Income and
Equity Strategy	Various SunAmerica Funds*	785,340	1,893,999	(437,734)	55,919	30,628,424
Focused Fixed Income Strategy	Various SunAmerica Funds*	727,494	2,277,223	214,698	(482,463)	18,726,543

* See Portfolio of Investments for details.

Note 4. Federal Income Taxes

As of January 31, 2010, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Focused	Focused	Focused	Focused Fixed	Focused
	Equity Strategy	Multi-Asset Strategy	Balanced Strategy	Income and Equity	Fixed Income
	Portfolio	Portfolio	Portfolio	Strategy Portfolio	Stategy Portfolio
Cost (tax basis)	$218,144,589	$495,575,505	$219,365,279	$34,196,824	$18,733,884
Appreciation	24,000,281	17,465,474	13,847,847	201,819	383,089
Depreciation	(27,430,834)	(74,688,709)	(20,069,225)	(3,770,219)	(390,430)
Net unrealized appreciation (depreciation)	$(3,430,553)	$(57,223,235)	$(6,221,378)	$(3,568,400)	$(7,341)

	Focused	Focused	Focused	Focused	Focused
	Large-Cap Growth	Growth	Small-Cap Growth	Value	Small-Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Cost (tax basis)	$434,943,986	$167,573,743	$223,163,849	$214,556,002	$162,641,821
Appreciation	44,809,412	23,805,607	4,732,729	42,148,923	14,505,798
Depreciation	(21,407,998)	(8,067,292)	(6,219,733)	(23,884,886)	(12,823,150)
Net unrealized appreciation (depreciation)	$23,401,414	$15,738,315	$(1,487,004)	$18,264,037	$1,682,648

	Focused	Focused	Focused	Focused
	Growth and Income	Technology	Dividend Strategy	StarALPHA
	Portfolio	Portfolio	Portfolio	Portfolio
Cost (tax basis)	$257,846,399	$60,724,580	$152,639,445	$77,295,793
Appreciation	4,820,352	10,778,298	13,632,361	5,753,116
Depreciation	(7,997,402)	(824,406)	(4,105,146)	(10,204,618)
Net unrealized appreciation (depreciation)	$(3,177,050)	$9,953,892	$9,527,215	$(4,451,502)

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Focused Series, Inc.’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-
3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Focused Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 31, 2010

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 31, 2010

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: March 31, 2010